Schedule H, Line 4i – Schedule of Assets (Held at End of Year)	12 Months Ended
Dec. 31, 2025
EBP Plans
EBP, Schedule of Asset Held for Investment [Line Items]
Schedule H, Line 4i – Schedule of Assets (Held At End of Year)
Acuity Inc.
Selected 401(k) Plans
Schedule H, Line 4i
Schedule of Assets (Held at End of Year)
December 31, 2025

Plan Name	Plan No.	EIN #	Identity of Issue *	Description of Investment Varying Maturity Dates and Interest Rates Ranging from:	Cost	Current Value
Acuity Inc. 401(k) Plan	033	58-2632672	Participant Loans	4.25% to 9.50% (various maturity dates)	$—	$6,086,457
Acuity Brands Lighting, Inc. 401(k) Plan for Hourly Employees	067	58-2632672	Participant Loans	4.25% to 9.50% (various maturity dates)	—	894,197
Holophane Division of Acuity Brands Lighting 401(k) Plan for Hourly Employees Covered by a Collective Bargaining Agreement	070	58-2632672	Participant Loans	4.25% to 9.50% (various maturity dates)	—	314,605
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*Represents a party-in-interest as defined by ERISA